Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1),˒(2),˒(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Net Revenue(5) ($ Millions)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	5,858,590	17,551,618	2,060,146	5,138,392	115.33	83.61	287.2	283.1
2024	6,417,897	7,623,575	2,207,895	2,425,045	64.93	63.12	5.8	235.1
2023	10,573,359	14,915,528	3,892,438	5,271,052	65.00	69.15	(78.0)	175.5
2022	8,837,397	(8,899,595)	3,275,710	(748,376)	31.24	70.15	(108.2)	134.0
2021	1,240,389	16,344,707	718,163	4,188,759	165.37	92.16	(181.0)	45.6

Company Selected Measure Name	et revenue
Named Executive Officers, Footnote	Peter Greenleaf was our PEO for each year presented.
PEO Total Compensation Amount	$ 5,858,590	$ 6,417,897	$ 10,573,359	$ 8,837,397	$ 1,240,389
PEO Actually Paid Compensation Amount	$ 17,551,618	7,623,575	14,915,528	(8,899,595)	16,344,707
Adjustment To PEO Compensation, Footnote	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
(4)The peer group total shareholder return (“TSR”) set forth in this table utilizes the Russell 3000 Biotech Index. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Russell 3000 Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)We determined net revenue to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Reconciliation of Summary Compensation Table to Compensation Actually Paid

Year	Summary Compensation Table Total for Peter Greenleaf ($)	Exclusion of Stock Awards and Option Awards for Peter Greenleaf ($)	Inclusion of Equity Values for Peter Greenleaf ($)	Compensation Actually Paid to Peter Greenleaf ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2025	5,858,590	(4,158,510)	15,851,538	17,551,618
2024	6,417,897	(4,825,917)	6,031,596	7,623,575
2023	10,573,359	(8,999,997)	13,342,166	14,915,528
2022	8,837,397	(7,502,011)	(10,234,980)	(8,899,595)
2021	1,240,389	—	15,104,318	16,344,707

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2025	2,060,146	(1,111,855)	4,190,101	5,138,392
2024	2,207,895	(1,280,605)	1,497,755	2,425,045
2023	3,892,438	(3,023,431)	4,402,045	5,271,052
2022	3,275,710	(2,375,417)	(1,648,669)	(748,376)
2021	718,163	—	3,470,596	4,188,759

Non-PEO NEO Average Total Compensation Amount	$ 2,060,146	2,207,895	3,892,438	3,275,710	718,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,138,392	2,425,045	5,271,052	(748,376)	4,188,759
Adjustment to Non-PEO NEO Compensation Footnote	The individuals comprising the non-PEO NEOs for each year presented are listed below.

2025	2024	2023	2022	2021
Joseph Miller	Joseph Miller	Joseph Miller	Joseph Miller	Joseph Miller
Matthew Donley	Matthew Donley	Matthew Donley	Matthew Donley	Matthew Donley
Stephen Robertson	Stephen Robertson	Stephen Robertson	Stephen Robertson	Stephen Robertson
Gregory Keenan, M.D.	Scott Habig	Volker Knappertz	Massimiliano Colao	Massimiliano Colao
	Gregory Keenan, M.D.		Volker Knappertz
Neil Solomons
Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
(4)The peer group total shareholder return (“TSR”) set forth in this table utilizes the Russell 3000 Biotech Index. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Russell 3000 Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)We determined net revenue to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Reconciliation of Summary Compensation Table to Compensation Actually Paid

Year	Summary Compensation Table Total for Peter Greenleaf ($)	Exclusion of Stock Awards and Option Awards for Peter Greenleaf ($)	Inclusion of Equity Values for Peter Greenleaf ($)	Compensation Actually Paid to Peter Greenleaf ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2025	5,858,590	(4,158,510)	15,851,538	17,551,618
2024	6,417,897	(4,825,917)	6,031,596	7,623,575
2023	10,573,359	(8,999,997)	13,342,166	14,915,528
2022	8,837,397	(7,502,011)	(10,234,980)	(8,899,595)
2021	1,240,389	—	15,104,318	16,344,707

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2025	2,060,146	(1,111,855)	4,190,101	5,138,392
2024	2,207,895	(1,280,605)	1,497,755	2,425,045
2023	3,892,438	(3,023,431)	4,402,045	5,271,052
2022	3,275,710	(2,375,417)	(1,648,669)	(748,376)
2021	718,163	—	3,470,596	4,188,759

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table
List of Most Important Financial Performance Measures
Net revenue was the sole financial performance measure that the Company used in linking compensation actually paid to our PEO and other NEOs for 2025 to Company performance.

Total Shareholder Return Amount	$ 115.33	64.93	65.00	31.24	165.37
Peer Group Total Shareholder Return Amount	83.61	63.12	69.15	70.15	92.16
Net Income (Loss)	$ 287,200,000	$ 5,800,000	$ (78,000,000.0)	$ (108,200,000)	$ (181,000,000.0)
Company Selected Measure Amount	283,100,000	235,100,000	175,500,000	134,000,000.0	45,600,000
PEO Name	Peter Greenleaf
Additional 402(v) Disclosure	The amounts shown for compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Net revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,158,510)	$ (4,825,917)	$ (8,999,997)	$ (7,502,011)	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,851,538	6,031,596	13,342,166	(10,234,980)	15,104,318
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,525,700	7,425,760	8,999,997	2,799,360	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,200,923	(30,559)	1,566,255	(5,421,035)	10,202,439
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,124,915	(1,363,605)	2,775,914	(7,613,305)	4,901,879
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Net revenue
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,111,855)	(1,280,605)	(3,023,431)	(2,375,417)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,190,101	1,497,755	4,402,045	(1,648,669)	3,470,596
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,546,874	1,924,311	3,023,431	701,513	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,361,720	(15,673)	616,428	(656,801)	2,255,191
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,507	(410,883)	762,186	(941,151)	1,215,405
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(752,230)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0